Related Party Transactions - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Nov. 01, 2021	Apr. 07, 2021	Jan. 25, 2021	Aug. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Oct. 31, 2022	Oct. 28, 2022	Sep. 29, 2022
Related Party Transaction [Line Items]
Ordinary shares, shares outstanding												23,264,839	28,750,000
Accounts payable - related party					$ 15,023		$ 15,023		$ 49,182	$ 104,808
Reimbursed Expenses- Related Party
Related Party Transaction [Line Items]
Related party transaction accrued expenses incurred					15,023	$ 102,103	30,448	$ 149,755	29,182	316,861
Accounts payable - related party					15,023		15,023		29,182	55,626
Extension Loan
Related Party Transaction [Line Items]
Outstanding amount of debt										196,631	$ 196,631
Working Capital Loans | Convertible Promissory Note
Related Party Transaction [Line Items]
Outstanding amount of debt					556,974		556,974			25,000
Extension Loan | Convertible Promissory Note
Related Party Transaction [Line Items]
Outstanding amount of debt					$ 491,578		$ 491,578			196,631
Founder Shares
Related Party Transaction [Line Items]
Stock issued during the period for services value			$ 25,000
Share price		$ 0.003
Number of sale units		90,000
Share-based compensation shares grant date fair value per share							$ 2.08
Share-based compensation shares vested							187,489
Founder Shares | Three Independent Directors
Related Party Transaction [Line Items]
Number of sale units		30,000
Sponsor
Related Party Transaction [Line Items]
Stock issued during the period for services value				$ 0
Number of shares surrendered				1,437,500
Ordinary shares, shares outstanding				5,750,000
Sponsor | Promissory Note
Related Party Transaction [Line Items]
Outstanding amount of debt	$ 223,765								0	0
Aggregate principal amount			$ 300,000
Sponsor | Working Capital Loans
Related Party Transaction [Line Items]
Outstanding amount of debt									$ 0	$ 25,000
Debt instrument conversion price per share					$ 1		$ 1			$ 1
Class B Ordinary Shares
Related Party Transaction [Line Items]
Ordinary shares, shares outstanding				5,750,000	5,750,000		5,750,000		5,750,000	5,750,000		5,750,000	5,750,000
Class B Ordinary Shares | Founder Shares
Related Party Transaction [Line Items]
Stock issued during the period shares issued for services			7,187,500
Founder shares forfeited during the period	0
Class B Ordinary Shares | Sponsor
Related Party Transaction [Line Items]
Stock issued during the period for services value				$ 0
Number of shares surrendered				1,437,500
Ordinary shares, shares outstanding				5,750,000
Minimum holding period for transfer, assignment or sale of founder shares							1 year			1 year
Class A Ordinary Shares
Related Party Transaction [Line Items]
Ordinary shares, shares outstanding					0		0		0	0		17,514,839	23,000,000
Class A Ordinary Shares | Sponsor
Related Party Transaction [Line Items]
Share price					$ 12		$ 12			$ 12
Threshold trading days							20 days			20 days
Threshold consecutive trading days							30 days			30 days
Period after initial business combination							150 days			150 days
Class A Ordinary Shares | Extension Loan Warrants
Related Party Transaction [Line Items]
Debt instrument conversion price per share											$ 1
One Class A Ordinary Share | Extension Loan Warrants
Related Party Transaction [Line Items]
Warrants price											$ 11.5
Maximum | Sponsor | Convertible Promissory Note
Related Party Transaction [Line Items]
Aggregate principal amount											$ 720,000
Maximum | Sponsor | Working Capital Loans
Related Party Transaction [Line Items]
Aggregate principal amount					$ 2,500,000		$ 2,500,000			$ 2,500,000
Upon Consummation of Business Combination | Founder Shares
Related Party Transaction [Line Items]
Share-based compensation shares grant date fair value per share										$ 2.08
Share-based compensation shares vested										187,489
Administrative Support Agreement
Related Party Transaction [Line Items]
Related party transaction administration support expenses incurred					30,000	$ 30,000	60,000	$ 60,000
Administrative Support Agreement | Sponsor
Related Party Transaction [Line Items]
Related party transaction administration support expenses incurred									$ 20,000	$ 120,000
Outstanding amount of debt					0		0			20,000
Accounts payable - related party									$ 20,000	20,000
Administrative Support Agreement | Maximum | Sponsor
Related Party Transaction [Line Items]
Related party transaction fees payable per month							10,000			10,000
Previously Reported | Reimbursed Expenses- Related Party
Related Party Transaction [Line Items]
Accounts payable - related party										$ 84,808
Spectaire | Merger Agreement | Promissory Note
Related Party Transaction [Line Items]
Drawdowns on debt					$ 694,000		$ 694,000